UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             ALLIANCEBERNSTEIN TRUST
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                   Shares    U.S. $ Value
-------                                                 ---------   ------------
COMMON STOCKS-98.4%

Foreign Investments - 55.7%
Australia - 0.7%
Macquarie Airports                                        572,000   $  1,383,705
                                                                    ------------
Austria - 0.6%
OMV AG                                                     24,000      1,309,227
                                                                    ------------
Belgium - 0.8%
Delhaize Le Lion, SA                                       29,100      1,681,706
                                                                    ------------
Brazil - 2.1%
Companhia de Saneamento Basico do Estado de Soa Paulo   4,590,000        288,195
Gerdau, SA (ADR)                                           49,200        596,796
Petroleo Brasileiro, SA (ADR)                              25,200      1,385,748
Suzano Bahia Sul Papel e Celulose, SA                      50,000        218,710
Unibanco - Uniao de Bancos Brasileiros, SA (GDR)           19,500        872,040
Usinas Siderurgicas de Minas Gerais, SA                    38,300        793,949
Votorantim Celulose e Papel, SA (ADR)                      16,000        185,600
                                                                    ------------
                                                                       4,341,038
                                                                    ------------
Canada - 4.7%
Bank of Nova Scotia                                           451         15,539
BCE, Inc.                                                       1             26
Canadian Natural Resources, Ltd.                           31,100      1,531,879
Husky Energy, Inc.                                         32,400      1,670,427
Manulife Financial Corp.                                   34,300      1,745,846
Manulife Financial Corp.(a)                                 3,555        181,092
Nexen, Inc.                                                64,200      2,783,685
Petro-Canada                                               51,600      2,086,517
                                                                    ------------
                                                                      10,015,011
                                                                    ------------
China - 0.2%
China Petroleum & Chemical Corp. Cl.H                     836,000        373,491
                                                                    ------------
France - 5.4%
Arcelor                                                   122,720      2,713,131
Assurances Generales de France                             26,625      2,327,196
Renault, SA                                                39,800      3,538,072
Sanofi-Synthelabo, SA                                      33,161      2,839,755
                                                                    ------------
                                                                      11,418,154
                                                                    ------------
Germany - 5.6%
Continental AG                                             47,700      3,791,559
Depfa Bank Plc                                            110,000      1,865,869
HeidelbergCement AG                                        18,169      1,336,836
MAN AG                                                     40,000      2,026,502
Muenchener Rueckversicherungs-Gesellschaft AG              24,071      2,709,432
                                                                    ------------
                                                                      11,730,198
                                                                    ------------
Hungary - 0.9%
MOL Magyar Olaj-es Gazipari Rt.                            17,500      1,930,406
                                                                    ------------
Indonesia - 0.2%
PT Astra International Tbk                                457,500        453,611
                                                                    ------------
Israel - 0.7%
Bank Hapoalim, Ltd.                                       204,400        754,497

Bank Leumi Le-Israel                                      217,500        645,051
                                                                    ------------
                                                                       1,399,548
                                                                    ------------
Italy - 1.4%
ENI SpA                                                    98,950      2,933,854
                                                                    ------------
Japan - 8.9%
Aiful Corp.                                                16,050      1,238,341
Canon, Inc.                                                48,600      2,461,124
Hitachi, Ltd.                                              75,000        461,055
Honda Motor Co., Ltd.                                      50,900      2,740,329
Japan Tobacco, Inc.                                           101      1,465,259
JFE Holdings, Inc.                                         85,400      2,492,877
Nippon Meat Packers, Inc.                                  76,000        818,275
Orix Corp.                                                  8,600      1,425,777
Promise Co., Ltd.                                          15,100      1,030,171
Sumitomo Mitsui Financial Group, Inc.                         573      4,701,099
UFJ Holdings, Inc.(b)                                           1          6,290
                                                                    ------------
                                                                      18,840,597
                                                                    ------------
Netherlands - 2.6%
European Aeronautic Defence & Space Co.                    50,620      1,716,824
ING Groep NV                                              112,900      3,294,703
Koninklijke (Royal) Philips Electronics NV                 20,000        529,906
                                                                    ------------
                                                                       5,541,433
                                                                    ------------
Singapore - 1.3%
Flextronics International, Ltd.(b)                        133,500      1,743,510
Singapore Telecommunications, Ltd.                        618,290        951,252
                                                                    ------------
                                                                       2,694,762
                                                                    ------------
South Africa - 1.2%
Absa Group, Ltd.                                           59,500        858,339
Sanlam, Ltd.                                              324,500        677,173
Telkom South Africa, Ltd.                                  45,200        903,310
                                                                    ------------
                                                                       2,438,822
                                                                    ------------
South Korea - 2.1%
Hanwha Chemical Corp.                                      35,200        415,222
Hyundai Motor Co.                                          14,400        992,842
Industrial Bank of Korea                                   31,400        327,105
INI Steel Co.                                              26,590        541,300
Kookmin Bank                                                7,000        353,865
POSCO                                                       5,400      1,118,524
Shinhan Financial Group Co., Ltd.                          25,100        742,246
                                                                    ------------
                                                                       4,491,104
                                                                    ------------
Spain - 2.7%
Endesa, S.A.                                              126,200      2,854,853
Repsol YPF, SA                                             96,400      2,857,713
                                                                    ------------
                                                                       5,712,566
                                                                    ------------
Sweden - 0.8%
Svenska Cellulosa AB                                       46,100      1,642,340
                                                                    ------------
Switzerland - 1.6%
Credit Suisse Group                                        72,900      3,177,448
Micronas Semiconductor Holding AG(b)                        2,700        114,444
                                                                    ------------
                                                                       3,291,892
                                                                    ------------
Taiwan - 1.3%
China Steel Corp. (GDR)                                    23,909        413,617
CMC Magnetics Corp.(b)                                    731,000        274,986
Compal Electronics, Inc.                                  265,136        265,888

Compal Electronics, Inc. (GDR)(b)                         150,195        755,481
Far EasTone Telecommunications Co., Ltd. (GDR)             15,379        290,663
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         90,691        746,387
                                                                    ------------
                                                                       2,747,022
                                                                    ------------
Thailand - 0.2%
PTT Public Co., Ltd.                                       88,500        523,808
                                                                    ------------
Turkey - 0.3%
Ford Otomotiv Sanayi A.S.                                  72,343        538,267
                                                                    ------------
United Kingdom - 9.4%
Aviva Plc                                                 220,391      2,442,169
BP Plc                                                    262,500      3,000,483
Friends Provident Plc                                     336,440      1,056,824
George Wimpey Plc                                          60,000        444,894
HBOS Plc                                                   79,190      1,245,386
InterContinental Hotels Group Plc                          65,475        883,215
Royal & Sun Alliance Insurance Group Plc                  351,600        589,659
Royal Bank of Scotland Group Plc                           62,100      1,820,586
Tate & Lyle Plc                                           188,200      1,566,840
Taylor Woodrow Plc                                        100,000        578,552
Vodafone Group Plc                                        875,000      2,395,663
Whitbread Plc                                              87,000      1,568,404
Xstrata Plc                                                98,140      2,307,897
                                                                    ------------
                                                                      19,900,572
                                                                    ------------
Total Foreign Investments
(cost $87,409,185)                                                   117,333,134
                                                                    ------------
United States Investments - 42.7%
Financial - 13.9%
Banks - NYC - 2.1%
Citigroup, Inc.                                            81,300      3,558,501
J.P. Morgan Chase & Co.                                    28,000        948,920
                                                                    ------------
                                                                       4,507,421
                                                                    ------------
Financial Services - 1.1%
Lehman Brothers Holdings, Inc.                             10,500      1,109,430
Morgan Stanley                                              7,500        381,525
The Goldman Sachs Group, Inc.                               8,000        889,440
                                                                    ------------
                                                                       2,380,395
                                                                    ------------
Insurance - 1.5%
The Hartford Financial Services Group, Inc.                43,900      3,206,895
                                                                    ------------
Life Insurance - 1.1%
MetLife, Inc.                                              49,100      2,404,918
                                                                    ------------
Major Regional Banks - 2.5%
Bank of America Corp.                                      80,810      3,477,254
National City Corp.                                        22,750        833,333
Wachovia Corp.                                             17,500        868,350
                                                                    ------------
                                                                       5,178,937
                                                                    ------------
Property/Casualty Insurance - 3.0%
Chubb Corp.                                                20,400      1,773,984
PartnerRe, Ltd.                                            15,200        922,640
The St. Paul Travelers Cos., Inc.                          34,730      1,493,737
XL Capital, Ltd. Cl.A                                      30,100      2,091,950
                                                                    ------------
                                                                       6,282,311
                                                                    ------------
Savings & Loan - 2.6%
Federal Home Loan Mortgage Corp.                           46,900      2,831,822

Federal National Mortgage Association                      51,400      2,623,456
                                                                    ------------
                                                                       5,455,278
                                                                    ------------
                                                                      29,416,155
                                                                    ------------
Energy - 5.4%
Energy Sources - 1.7%
Occidental Petroleum Corp.                                 42,900      3,561,987
                                                                    ------------
Offshore Drilling - 1.1%
GlobalSantaFe Corp.                                        48,190      2,259,147
                                                                    ------------
Oils - Integrated Domestic - 2.6%
ChevronTexaco Corp.                                        13,000        798,200
ConocoPhillips                                             70,750      4,665,255
                                                                    ------------
                                                                       5,463,455
                                                                    ------------
                                                                      11,284,589
                                                                    ------------
Consumer Cyclicals - 5.1%
Autos & Auto Parts - 0.2%
Lear Corp.                                                  9,700        365,690
                                                                    ------------
Broadcasting & Publishing - 3.0%
Comcast Corp. Cl.A Special(b)                             103,000      3,108,540
Time Warner, Inc.                                         183,600      3,290,112
                                                                    ------------
                                                                       6,398,652
                                                                    ------------
Business & Public Services - 0.1%
The Interpublic Group of Cos., Inc.(b)                     12,025        145,863
                                                                    ------------
Leisure & Tourism - 0.6%
McDonald's Corp.                                           37,900      1,229,855
                                                                    ------------
Retailers - 0.8%
Office Depot, Inc.(b)                                      42,000      1,260,000
Target Corp.                                                9,000        483,750
                                                                    ------------
                                                                       1,743,750
                                                                    ------------
Textiles & Apparel - 0.4%
V. F. Corp.                                                15,000        889,650
                                                                    ------------
                                                                      10,773,460
                                                                    ------------
Consumer Staples - 5.1%
Beverages & Tobacco - 2.1%
Altria Group, Inc.                                         50,250      3,552,675
PepsiCo, Inc.                                              14,000        767,900
                                                                    ------------
                                                                       4,320,575
                                                                    ------------
Retail Stores - Food - 3.0%
Safeway, Inc.                                             126,700      3,006,591
SUPERVALU, Inc.                                            20,000        696,000
The Kroger Co.(b)                                         134,200      2,649,108
                                                                    ------------
                                                                       6,351,699
                                                                    ------------
                                                                      10,672,274
                                                                    ------------
Technology - 4.8%
Communication - Equipment Manufacturers - 0.3%
Tellabs, Inc.(b)                                           79,100        703,199
                                                                    ------------
Computers - 2.8%
Hewlett-Packard Co.                                       213,600      5,929,536
                                                                    ------------
Data Processing - 0.2%
Sanmina-SCI Corp.(b)                                       70,000        354,900
                                                                    ------------

Miscellaneous Technology - 1.5%
Arrow Electronics, Inc.(b)                                 15,000        447,300
Avnet, Inc.(b)                                             11,125        278,681
Ingram Micro, Inc. Cl.A(b)                                 12,525        219,313
Microsoft Corp.                                            56,300      1,542,620
Solectron Corp.(b)                                        148,830        610,203
                                                                    ------------
                                                                       3,098,117
                                                                    ------------
                                                                      10,085,752
                                                                    ------------
Capital Equipment - 3.8%
Aerospace & Defense - 1.0%
The Boeing Co.                                             31,200      2,091,024
                                                                    ------------
Electrical Equipment - 1.5%
General Electric Co.                                       92,600      3,112,286
                                                                    ------------
Miscellaneous Capital Goods - 1.3%
Textron, Inc.                                              40,500      2,887,650
                                                                    ------------
                                                                       8,090,960
                                                                    ------------
Medical - 1.5%
Health & Personal Care - 1.5%
HCA, Inc.                                                  26,900      1,326,170
Medco Health Solutions, Inc.(b)                            36,800      1,813,136
                                                                    ------------
                                                                       3,139,306
                                                                    ------------
Utilities - 1.4%
Electric Companies - 1.4%
American Electric Power Co., Inc.                          28,550      1,061,489
Entergy Corp.                                              25,800      1,932,678
                                                                    ------------
                                                                       2,994,167
                                                                    ------------
Telecommunications - 1.1%
Telecommunications - 1.1%
Sprint Nextel Corp.                                        89,200      2,312,956
                                                                    ------------
Industrial Commodities - 0.4%
Paper - 0.4%
Smurfit-Stone Container Corp.(b)                           77,400        854,496
                                                                    ------------
Transportation - 0.2%
Railroads - 0.2%
CSX Corp.                                                  10,000        439,300
                                                                    ------------
Total United States Investments
(cost $75,900,973)                                                    90,063,415
                                                                    ------------
Total Common Stocks
(cost $163,310,158)                                                  207,396,549
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SHORT-TERM INVESTMENT-0.4%

Time Deposit - 0.4%
State Street Euro Dollar
2.85%, 9/01/05
(cost $836,000)                                              $836        836,000
                                                                    ------------
Total Investments - 98.8%
(cost $164,146,158)                                                 $208,232,549
Other assets less liabilities - 1.2%                                   2,628,376
                                                                    ------------
Net Assets - 100%                                                   $210,860,925
                                                                    ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                       Value at
               Number of    Expiration     Original   August 31,   Unrealized
     Type      Contracts       Month         Value       2005     Appreciation
-------------  ---------  --------------  ----------  ----------  ------------
U.S. Dollar
S&P 500 Index      5      September 2005  $1,505,875  $1,526,750     $20,875

(a)  U.S. exchange listed.

(b)  Non-income producing security.

(c) An amount of U.S. $78,750 has been segregated as collateral for the financial futures contracts outstanding at August 31, 2005.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

SECTOR BREAKDOWN

 31.4%   Financial
 16.2%   Energy
 11.5%   Capital Equipment
  8.4%   Technology
  7.8%   Consumer Staples
  6.9%   Industrial Commodities
  6.3%   Consumer Cyclicals
  3.3%   Telecommunications
  2.9%   Utilities
  2.9%   Medical
  1.1%   Construction & Housing
  0.9%   Transportation

  0.4%   Short Term
-----
100.0%

All data are as of August 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------                                              ----------   --------------

COMMON STOCKS-96.3%

Belgium - 1.6%
Delhaize Group                                          588,400   $   34,003,983
                                                                  --------------
Brazil - 1.9%
Petroleo Brasileiro, SA (ADR)                           590,300       32,460,597
Votorantim Celulose e Papel, SA (ADR)                   522,700        6,063,320
                                                                  --------------
                                                                      38,523,917
                                                                  --------------
Canada - 3.4%
Alcan, Inc.                                              53,000        1,744,863
Canadian Natural Resources, Ltd.                      1,005,800       49,542,249
Manulife Financial Corp.                                397,800       20,247,737
                                                                  --------------
                                                                      71,534,849
                                                                  --------------
China - 1.1%
China Petroleum & Chemical Corp.                     48,999,500       21,891,021
                                                                  --------------
France - 13.1%
Arcelor                                               2,362,820       52,237,943
Assurances Generales de France                          523,830       45,786,105
BNP Paribas, SA                                         173,200       12,647,123
Credit Agricole, SA                                   1,054,500       28,208,383
Renault, SA                                             659,900       58,662,657
Sanofi-Synthelabo, SA                                   506,182       43,347,095
Societe Generale                                        298,675       32,384,501
                                                                  --------------
                                                                     273,273,807
                                                                  --------------
Germany - 8.1%
Continental AG                                          617,900       49,115,393
Depfa Bank Plc                                          874,900       14,840,446
E.ON AG                                                 317,700       30,403,822
Heidelberger Zement AG(a)                               184,888       13,603,662
MAN AG                                                  426,600       21,612,643
Muenchener Rueckversicherungs-Gesellschaft AG           355,300       39,992,563
                                                                  --------------
                                                                     169,568,529
                                                                  --------------
Hungary - 1.2%
MOL Magyar Olaj-es Gazipari Rt.(a)                      221,500       24,433,417
                                                                  --------------
Israel - 0.9%
Bank Hapoalim, Ltd.                                   3,986,578       14,715,557
Bank Leumi Le-Israel                                  1,684,600        4,996,107
                                                                  --------------
                                                                      19,711,664
                                                                  --------------
Italy - 2.1%
ENI SpA                                               1,481,000       43,911,444
                                                                  --------------

Japan - 15.6%
Aiful Corp.                                             146,600       11,310,953
Canon, Inc.                                             970,400       49,141,447
Honda Motor Co., Ltd.                                 1,037,200       55,840,259
Japan Tobacco, Inc.                                       3,045       44,175,382
JFE Holdings, Inc.                                    1,611,700       47,046,485
Orix Corp.                                              152,400       25,266,103
Promise Co., Ltd.                                       261,200       17,819,909
Sumitomo Mitsui Financial Group, Inc.                     6,791       55,715,822
UFJ Holdings, Inc.(a)                                     2,890       18,177,909
                                                                  --------------
                                                                     324,494,269
                                                                  --------------
Netherlands - 4.6%
European Aeronautic Defence and Space Co.             1,006,250       34,127,884
ING Groep NV                                          2,150,802       62,765,758
                                                                  --------------
                                                                      96,893,642
                                                                  --------------
Singapore - 2.6%
Flextronics International, Ltd.(a)                    1,446,900       18,896,514
Singapore Telecommunications, Ltd.                   23,167,890       35,644,284
                                                                  --------------
                                                                      54,540,798
                                                                  --------------
South Korea - 8.1%
Hyundai Motor Co.                                       367,370       25,329,197
Kookmin Bank                                            570,000       28,814,697
POSCO                                                   298,900       61,912,374
Samsung Electronics Co., Ltd.                            49,170       26,032,002
Shinhan Financial Group Co., Ltd.                       879,700       26,014,114
                                                                  --------------
                                                                     168,102,384
                                                                  --------------
Spain - 4.1%
Endesa, SA                                            1,781,900       40,309,527
Repsol YPF, SA                                        1,496,400       44,359,765
                                                                  --------------
                                                                      84,669,292
                                                                  --------------
Sweden - 0.9%
Svenska Cellulosa AB Series B                           515,100       18,350,743
                                                                  --------------
Switzerland - 1.9%
Credit Suisse Group                                     929,600       40,517,912
                                                                  --------------
Taiwan - 2.7%
Compal Electronics, Inc.(b)                           4,942,432       24,860,435
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)    3,810,865       31,363,419
                                                                  --------------
                                                                      56,223,854
                                                                  --------------
Thailand - 0.5%
PTT Public Co., Ltd.                                  1,660,400        9,827,474
                                                                  --------------
United Kingdom - 21.9%
Aviva Plc                                             2,908,549       32,229,852
BAE Systems Plc                                       3,474,300       20,552,137
Barclays                                              4,483,900       44,869,319
BP Plc                                                3,892,800       44,496,299
Friends Provident                                     6,579,960       20,668,945
George Wimpey Plc                                     1,203,900        8,926,800
GlaxoSmithKline Plc                                     890,200       21,578,245
HBOS Plc                                              2,181,840       34,312,841
J Sainsbury Plc                                       8,181,500       41,914,475
Persimmon Plc                                           469,598        7,038,720
Royal Bank of Scotland Group Plc                      1,686,900       49,454,844
Tate & Lyle Plc                                       2,060,100       17,151,156
Taylor Woodrow Plc                                    2,239,500       12,956,678
Vodafone Group Plc                                   17,174,746       47,022,740
Whitbread Plc                                         1,063,028       19,163,880
Xstrata Plc                                           1,485,100       34,924,173
                                                                  --------------
                                                                     457,261,104
                                                                  --------------
Total Common Stocks
(cost $1,672,865,157)                                              2,007,734,103
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                       Amount
                                                        (000)      U.S. $ Value
                                                      ---------   --------------

SHORT-TERM INVESTMENT-2.3%

Time Deposit - 2.3%
State Street Euro Dollar
2.85%, 9/01/05
(cost $49,251,000)                                     $49,251        49,251,000
                                                                  --------------

Total Investments - 98.6%
(cost $1,722,116,157)                                              2,056,985,103
Other assets less liabilities (c) - 1.4%                              28,666,852
                                                                  --------------
Net Assets - 100%                                                 $2,085,651,955
                                                                  --------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                             Value at
                Number of     Expiration       Original     August 31,    Unrealized
    Type        Contracts        Month          Value          2005      Appreciation
-------------   ---------   --------------   -----------   -----------   ------------
EURO STOXX 50      905      September 2005   $35,113,870   $36,509,493    $1,395,623

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the market value of this security amounted to $24,860,435 or 1.2% of net assets.

(c) An amount of U.S. $2,679,596 has been segregated as collateral for the financial futures contracts outstanding at August 31, 2005.

     Glossary:

     ADR - American Depositary Receipt

     SECTOR BREAKDOWN*

        33.1%   Finance
        13.2%   Energy
        12.9%   Capital Equipment
        10.8%   Industrial Commodities
         7.3%   Technology/Electronics
         6.7%   Consumer Staples
         4.0%   Telecommunications
         3.4%   Utilities
         3.2%   Medical
         2.1%   Construction & Housing
         0.9%   Consumer Services

         2.4%   Short Term
       -----
       100.0%

*All data are as of August 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                   Shares    U.S. $ Value
-------                                                 ---------   ------------
COMMON STOCKS-94.4%

Financial-19.4%
Major Regional Banks-4.8%
Central Pacific Financial Corp.                           341,775   $ 11,818,580
Hibernia Corp. Cl.A                                       294,000      9,334,500
Popular, Inc.                                             213,600      5,844,096
TD Banknorth, Inc.                                         95,092      2,859,416
UnionBanCal Corp.                                         137,800      9,338,706
Whitney Holding Corp.                                     329,700     10,194,324
                                                                    ------------
                                                                      49,389,622
                                                                    ------------
Multi-Line Insurance-2.0%
PacifiCare Health Systems, Inc.(a)                        104,800      7,899,824
StanCorp Financial Group, Inc.                            151,800     12,273,030
                                                                    ------------
                                                                      20,172,854
                                                                    ------------
Property - Casualty Insurance-5.2%
Old Republic International Corp.                          608,600     15,318,462
PartnerRe, Ltd.                                            61,786      3,750,410
Platinum Underwriters Holdings, Ltd. (Bermuda)            440,625     14,311,500
Radian Group, Inc.                                        341,900     17,498,442
RenaissanceRe Holdings, Ltd.                               63,550      2,879,451
                                                                    ------------
                                                                      53,758,265
                                                                    ------------
Real Estate Investment Trust-0.3%
Felcor Lodging Trust, Inc.(a)                             179,000      2,729,750
                                                                    ------------
Savings & Loan-5.4%
Astoria Financial Corp.                                   544,750     15,214,867
Commercial Federal Corp.                                  290,900      9,864,419
MAF Bancorp, Inc.                                         356,613     15,309,396
Sovereign Bancorp, Inc.                                   421,000      9,817,720
Washington Federal, Inc.                                  238,899      5,597,404
                                                                    ------------
                                                                      55,803,806
                                                                    ------------
Miscellaneous Financial-1.7%
A.G. Edwards, Inc.                                        392,500     17,744,925
                                                                    ------------
                                                                     199,599,222
                                                                    ------------
Consumer Cyclicals-14.7%
Apparel Manufacturing-4.6%
Jones Apparel Group, Inc.                                 505,500     14,244,990
Liz Claiborne, Inc.                                       379,600     15,574,988
Reebok International, Ltd.                                113,700      6,401,310

V. F. Corp.                                               181,700     10,776,627
                                                                    ------------
                                                                      46,997,915
                                                                    ------------
Autos & Auto Parts-1.6%
American Axle & Manufacturing Holdings, Inc.              248,800      6,458,848
Dana Corp.                                                759,800     10,226,908
                                                                    ------------
                                                                      16,685,756
                                                                    ------------
Retailers-8.5%
AutoNation, Inc.(a)                                       794,422     16,531,922
BJ's Wholesale Club, Inc.(a)                              460,665     13,151,986
Borders Group, Inc.                                       562,700     12,846,441
Brunswick Corp.                                            41,500      1,826,000
Federated Department Stores, Inc.                          10,563        728,635
Office Depot, Inc.(a)                                     749,000     22,470,000
Payless ShoeSource, Inc.(a)                             1,072,600     19,886,004
                                                                    ------------
                                                                      87,440,988
                                                                    ------------
                                                                     151,124,659
                                                                    ------------
Capital Equipment-11.3%
Aerospace/Defense-1.6%
Goodrich Corp.                                            346,900     15,894,958
                                                                    ------------
Auto & Truck Parts-2.5%
ArvinMeritor, Inc.                                        265,500      4,925,025
BorgWarner, Inc.                                          198,860     11,625,356
PACCAR, Inc.                                              135,100      9,467,808
                                                                    ------------
                                                                      26,018,189
                                                                    ------------
Auto Trucks - Parts-1.5%
TRW Automotive Holdings Corp.(a)                          532,525     15,629,609
                                                                    ------------
Electrical Equipment-1.9%
Anixter International, Inc.(a)                            182,900      6,983,122
Cooper Industries, Ltd. Cl.A                              192,900     12,816,276
                                                                    ------------
                                                                      19,799,398
                                                                    ------------
Machinery-3.0%
Moog, Inc. Cl.A(a)                                        482,350     15,198,848
Terex Corp.(a)                                            315,900     15,409,602
                                                                    ------------
                                                                      30,608,450
                                                                    ------------
Miscellaneous Capital Goods-0.8%
SPX Corp.                                                  49,000      2,231,460
Textron, Inc.                                              83,768      5,972,658
                                                                    ------------
                                                                       8,204,118
                                                                    ------------
                                                                     116,154,722
                                                                    ------------
Consumer Growth-8.6%
Advertising-0.9%
The Interpublic Group of Companies, Inc.(a)               743,600      9,019,868
                                                                    ------------

Hospital Management-1.2%
Universal Health Services, Inc. Cl.B                      239,300     12,230,623
                                                                    ------------
Hospital Supplies-1.7%
Owens &  Minor, Inc.                                      608,200     17,431,012
                                                                    ------------
Other Medical-1.7%
PerkinElmer, Inc.                                         850,500     17,605,350
                                                                    ------------
Photography-1.1%
IKON Office Solutions, Inc.                             1,119,300     11,293,737
                                                                    ------------
Publishing-0.3%
Reader's Digest Association, Inc. Cl.A                    171,400      2,786,964
                                                                    ------------
Miscellaneous Consumer Growth-1.7%
URS Corp.(a)                                              466,900     17,592,792
                                                                    ------------
                                                                      87,960,346
                                                                    ------------
Utilities-7.5%
Electric Companies-7.5%
Allegheny Energy, Inc.(a)                                 623,000     18,789,680
Constellation Energy Group, Inc.                          167,225      9,824,469
Northeast Utilities                                       417,700      8,320,584
PNM Resources, Inc.                                       352,400     10,423,992
Puget Energy, Inc.                                        409,800      9,331,146
Wisconsin Energy Corp.                                    397,650     15,575,950
WPS Resources Corp.                                        79,500      4,582,380
                                                                    ------------
                                                                      76,848,201
                                                                    ------------
Industrial Commodities-6.8%
Chemicals-2.8%
Albemarle Corp.                                           180,600      6,557,586
Chemtura Corp.                                            476,900      8,183,604
Cytec Industries, Inc.                                    301,900     14,370,440
                                                                    ------------
                                                                      29,111,630
                                                                    ------------
Containers - Metal/Glass/Paper-0.5%
Ball Corp.                                                153,000      5,739,030
                                                                    ------------
Miscellaneous Metals-2.3%
Reliance Steel & Aluminum Co.                             296,500     14,232,000
Silgan Holdings, Inc.                                     151,479      9,122,065
                                                                    ------------
                                                                      23,354,065
                                                                    ------------
Miscellaneous Industrial Commodities-1.2%
United Stationers, Inc.(a)                                261,666     12,272,136
                                                                    ------------
                                                                      70,476,861
                                                                    ------------
Non-Financial-6.1%

Building Material - Heat/Plumbing/Air-1.2%
Hughes Supply, Inc.                                       383,900     12,150,435
                                                                    ------------
Home Building-0.5%
Pulte Corp.                                                62,600      5,396,120
                                                                    ------------
Miscellaneous Building-4.4%
Beazer Homes USA, Inc.                                    284,500     17,764,180
Harsco Corp.                                              116,800      6,850,320
Quanta Services, Inc.(a)                                1,699,000     20,388,000
                                                                    ------------
                                                                      45,002,500
                                                                    ------------
                                                                      62,549,055
                                                                    ------------
Technology-5.9%
Communication - Equip. Mfrs.-3.1%
ADC Telecommunications, Inc.(a)                           437,542      9,162,130
Andrew Corp.(a)                                         1,214,000     13,997,420
Nortel Networks Corp. (Canada)(a)                       1,125,300      3,420,912
Tellabs, Inc.(a)                                          558,379      4,963,989
                                                                    ------------
                                                                      31,544,451
                                                                    ------------
Computer/Instrumentation-0.9%
Sanmina-SCI Corp.(a)                                    1,304,630      6,614,474
Solectron Corp.(a)                                        625,300      2,563,730
                                                                    ------------
                                                                       9,178,204
                                                                    ------------
Miscellaneous Industrial Technology-1.0%
Arrow Electronics, Inc.(a)                                132,925      3,963,824
Avnet, Inc.(a)                                            130,200      3,261,510
Tech Data Corp.(a)                                         91,900      3,364,459
                                                                    ------------
                                                                      10,589,793
                                                                    ------------
Semiconductors-0.9%
Vishay Intertechnology, Inc.(a)                           723,500      9,333,150
                                                                    ------------
                                                                      60,645,598
                                                                    ------------
Services-5.8%
Miscellaneous Industrial Transportation-2.7%
GATX Corp.                                                408,925     16,573,730
SEACOR SMIT, Inc.(a)                                      153,100     10,946,650
                                                                    ------------
                                                                      27,520,380
                                                                    ------------
Railroads-1.6%
Laidlaw International, Inc.                               680,000     16,830,000
                                                                    ------------
Truckers-1.5%
CNF, Inc.                                                 307,325     15,510,693
                                                                    ------------
                                                                      59,861,073
                                                                    ------------
Consumer Staples-4.4%
Foods-3.0%

Corn Products International, Inc.                         249,200      5,611,984
Del Monte Foods Co.(a)                                  1,157,400     12,511,494
Universal Corp.                                           314,000     13,068,680
                                                                    ------------
                                                                      31,192,158
                                                                    ------------
Restaurants-0.9%
Jack In The Box, Inc.(a)                                  252,500      8,905,675
                                                                    ------------
Retail - Food-0.5%
SUPERVALU, Inc.                                           145,500      5,063,400
                                                                    ------------
                                                                      45,161,233
                                                                    ------------
Energy-3.9%
Offshore Drilling-1.7%
Rowan Cos., Inc.                                          467,300     17,383,560
                                                                    ------------
Oils - Integrated Domestic-1.0%
Amerada Hess Corp.                                         83,400     10,600,140
                                                                    ------------
Oils - Integrated International-1.2%
Pogo Producing Co.                                        216,400     12,118,400
                                                                    ------------
                                                                      40,102,100
                                                                    ------------
Total Common Stocks
(cost $788,379,236)                                                  970,483,070
                                                                    ------------

                                                     Principal
                                                       Amount
                                                       (000)       U.S. $ Value
                                                     ---------   --------------
SHORT-TERM INVESTMENT-5.7%
Time Deposit-5.7%
State Street Euro Dollar
2.85%, 9/01/05
(cost $58,903,000)                                    $58,903        58,903,000
                                                                 --------------
Total Investments-100.1%
(cost $847,282,236)                                               1,029,386,070
Other assets less liabilities-(0.1%)                                 (1,371,746)
                                                                 --------------
Net Assets-100%                                                  $1,028,014,324
                                                                 --------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VALUE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                  Shares    U.S. $ Value
-------                                                ---------   ------------

COMMON STOCKS-98.4%

Financial-33.9%
Banks - NYC-5.9%
Citigroup, Inc.                                          744,500   $ 32,586,765
J. P. Morgan Chase & Co.                                 390,600     13,237,434
                                                                   ------------
                                                                     45,824,199
                                                                   ------------
Finance - Personal Loans-0.6%
Countrywide Credit Industries, Inc.                      141,200      4,771,148
                                                                   ------------
Life Insurance-2.3%
Genworth Financial, Inc. Cl.A                            138,500      4,455,545
Jefferson-Pilot Corp.                                     18,794        934,625
MetLife, Inc.                                            128,100      6,274,338
Prudential Financial, Inc.                                80,700      5,194,659
Torchmark Corp.                                           15,700        828,018
                                                                   ------------
                                                                     17,687,185
                                                                   ------------
Major Regional Banks-11.1%
Bank of America Corp.                                    596,200     25,654,486
BB&T Corp.                                                61,600      2,499,112
Comerica, Inc.                                            82,100      4,966,229
Huntington Bancshares, Inc.                              183,200      4,394,968
KeyCorp.                                                 115,600      3,828,672
Mellon Financial Corp.                                   142,000      4,607,900
National City Corp.                                      164,100      6,010,983
PNC Financial Services Group                              71,300      4,009,199
SunTrust Banks, Inc.                                      82,900      5,826,212
U.S. Bancorp                                             235,500      6,881,310
Wachovia Corp.                                           244,600     12,137,052
Wells Fargo & Co.                                         82,200      4,900,764
                                                                   ------------
                                                                     85,716,887
                                                                   ------------
Multi-Line Insurance-1.7%
American International Group, Inc.                       131,500      7,784,800
The Hartford Financial Services Group, Inc.               79,200      5,785,560
                                                                   ------------
                                                                     13,570,360
                                                                   ------------
Property / Casualty Insurance-3.7%
ACE, Ltd. (Bermuda)                                       30,400      1,350,064
Allstate Corp.                                           129,300      7,267,953
Chubb Corp.                                               51,600      4,487,136
PartnerRe, Ltd. (Bermuda)                                 16,000        971,200
RenaissanceRe Holdings, Ltd.                              74,800      3,389,188

The St. Paul Companies, Inc.                             176,285      7,582,018
XL Capital, Ltd. Cl.A (Bermuda)                           47,500      3,301,250
                                                                   ------------
                                                                     28,348,809
                                                                   ------------
Savings & Loan-3.6%
Astoria Financial Corp.                                  107,000      2,988,510
Federal Home Loan Mortgage Corp.                         129,600      7,825,248
Federal National Mortgage Assn.                          198,500     10,131,440
Washington Mutual, Inc.                                  176,850      7,353,423
                                                                   ------------
                                                                     28,298,621
                                                                   ------------
Miscellaneous-5.0%
Goldman Sachs Group, Inc.                                 65,300      7,260,054
Lehman Brothers Holdings, Inc.                            61,000      6,445,260
MBIA, Inc.                                                30,000      1,739,100
Merrill Lynch & Co., Inc.                                172,900      9,882,964
MGIC Investment Corp.                                     53,100      3,315,033
Morgan Stanley                                           193,700      9,853,519
                                                                   ------------
                                                                     38,495,930
                                                                   ------------
                                                                    262,713,139
                                                                   ------------
Energy-14.9%
Gas Pipelines-0.2%
El Paso Corp.                                            105,515      1,223,974
                                                                   ------------
Offshore Drilling-1.8%
ENSCO International, Inc.                                  9,600        392,256
GlobalSantaFe Corp.                                      102,900      4,823,952
Noble Corp.                                               68,000      4,848,400
Rowan Cos., Inc.                                         111,400      4,144,080
                                                                   ------------
                                                                     14,208,688
                                                                   ------------
Oils - Integrated Domestic-4.4%
ConocoPhillips                                           214,640     14,153,362
Marathon Oil Corp.                                       128,900      8,289,559
Occidental Petroleum Corp.                                94,300      7,829,729
Total SA (ADR)(France)                                    32,000      4,218,880
                                                                   ------------
                                                                     34,491,530
                                                                   ------------
Oils - Integrated International-8.5%
BP Plc (ADR)(United Kingdom)                              57,800      3,952,364
ChevronTexaco Corp.                                      286,620     17,598,468
Exxon Mobil Corp.                                        737,100     44,152,290
                                                                   ------------
                                                                     65,703,122
                                                                   ------------
                                                                    115,627,314
                                                                   ------------
Consumer Growth-9.4%
Advertising-0.5%
The Interpublic Group of Cos., Inc.(a)                   282,600      3,427,938
                                                                   ------------

Drugs-4.6%
Bristol-Myers Squibb Co.                                  74,100      1,813,227
Eli Lilly & Co.                                           75,300      4,143,006
Merck & Co., Inc.                                        354,900     10,018,827
Pfizer, Inc.                                             783,600     19,958,292
                                                                   ------------
                                                                     35,933,352
                                                                   ------------
Entertainment-1.8%
Time Warner, Inc.                                        577,600     10,350,592
Viacom, Inc. Cl.B                                         87,100      2,960,529
Walt Disney Co.                                           34,000        856,460
                                                                   ------------
                                                                     14,167,581
                                                                   ------------
Hospital Management-0.3%
HCA, Inc.                                                 33,000      1,626,900
Tenet Healthcare Corp.(a)                                 70,000        852,600
                                                                   ------------
                                                                      2,479,500
                                                                   ------------
Hospital Supplies-0.9%
Laboratory Corp. of America Holdings(a)                   28,100      1,385,892
Medco Health Solutions, Inc.(a)                          115,000      5,666,050
                                                                   ------------
                                                                      7,051,942
                                                                   ------------
Other Medical-0.4%
AmerisourceBergen Corp.                                   38,000      2,837,460
                                                                   ------------
Radio - TV Broadcasting-0.9%
Comcast Corp. Cl.A(a)                                    233,200      7,170,900
                                                                   ------------
                                                                     73,068,673
                                                                   ------------
Consumer Staples-8.1%
Beverages - Soft, Lite & Hard-0.5%
Molson Coors Brewing Co. Cl.B                             35,700      2,288,727
PepsiCo, Inc.                                             34,500      1,892,325
                                                                   ------------
                                                                      4,181,052
                                                                   ------------
Foods-1.5%
Bunge, Ltd. (Bermuda)                                     60,100      3,529,072
General Mills, Inc.                                       65,700      3,030,084
Kraft Foods, Inc. Cl.A                                    61,800      1,915,800
Sara Lee Corp.                                           187,300      3,558,700
                                                                   ------------
                                                                     12,033,656
                                                                   ------------
Restaurants-1.1%
Darden Restaurants, Inc.                                  24,000        753,840
McDonald's Corp.                                         232,900      7,557,605
                                                                   ------------
                                                                      8,311,445
                                                                   ------------
Retail - Food-1.8%
Safeway, Inc.                                            222,100      5,270,433
SUPERVALU, Inc.                                           87,900      3,058,920
The Kroger Co.(a)                                        275,400      5,436,396
                                                                   ------------
                                                                     13,765,749
                                                                   ------------

Soaps-0.5%
The Clorox Co.                                            11,300        650,541
Unilever NV (Netherlands)                                 49,500      3,425,400
                                                                   ------------
                                                                      4,075,941
                                                                   ------------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co.                                62,375      1,404,061
                                                                   ------------
Tobacco-2.5%
Altria Group, Inc.                                       210,000     14,847,000
UST, Inc.                                                 97,900      4,166,624
                                                                   ------------
                                                                     19,013,624
                                                                   ------------
                                                                     62,785,528
                                                                   ------------
Utilities-7.7%
Electric Companies-3.8%
Alliant Energy Corp.                                      33,400      1,003,670
American Electric Power Co., Inc.                        136,800      5,086,224
Constellation Energy Group, Inc.                          40,700      2,391,125
Edison International                                      21,000        945,630
Entergy Corp.                                             61,800      4,629,438
Exelon Corp.                                              52,000      2,802,280
FirstEnergy Corp.                                        120,900      6,169,527
Sempra Energy                                            114,400      5,127,408
Wisconsin Energy Corp.                                     6,900        270,273
Xcel Energy, Inc.                                         57,700      1,110,148
                                                                   ------------
                                                                     29,535,723
                                                                   ------------
Telephone-3.9%
BellSouth Corp.                                           57,800      1,519,562
SBC Communications, Inc.                                 224,600      5,408,368
Sprint Corp.                                             378,600      9,817,098
Verizon Communications, Inc.                             405,200     13,254,092
                                                                   ------------
                                                                     29,999,120
                                                                   ------------
                                                                     59,534,843
                                                                   ------------
Technology-6.8%
Communication - Equip. Mfrs.-1.4%
ADC Telecommunications, Inc.(a)                           85,657      1,793,657
Corning, Inc.(a)                                         317,400      6,335,304
Tellabs, Inc.(a)                                         356,400      3,168,396
                                                                   ------------
                                                                     11,297,357
                                                                   ------------
Computer/Instrumentation-1.5%
Celestica Inc.(a)                                        206,600      2,464,738
Flextronics International, Ltd. (Singapore)(a)           282,100      3,684,226
Sanmina-SCI Corp.(a)                                     481,000      2,438,670
Solectron Corp.(a)                                       670,500      2,749,050
                                                                   ------------
                                                                     11,336,684
                                                                   ------------

Computers-2.0%
Hewlett-Packard Co.                                      488,100     13,549,656
International Business Machines Corp.                     24,900      2,007,438
                                                                   ------------
                                                                     15,557,094
                                                                   ------------
Computer Services/Software-1.2%
Electronic Data Systems Corp.                            242,400      5,429,760
Microsoft Corp.                                          148,700      4,074,380
                                                                   ------------
                                                                      9,504,140
                                                                   ------------
Miscellaneous Industrial Technology-0.4%
Ingram Micro, Inc. Cl.A(a)                                95,500      1,672,205
Tech Data Corp.(a)                                        40,900      1,497,349
                                                                   ------------
                                                                      3,169,554
                                                                   ------------
Semiconductors-0.3%
Agere Systems, Inc.(a)                                   188,890      2,138,235
                                                                   ------------
                                                                     53,003,064
                                                                   ------------
Capital Equipment-6.4%
Aerospace & Defense-1.5%
General Dynamics Corp.                                    18,800      2,154,292
Goodrich Corp.                                           103,200      4,728,624
The Boeing Co.                                            73,800      4,946,076
                                                                   ------------
                                                                     11,828,992
                                                                   ------------
Auto & Truck Parts-0.6%
Eaton Corp.                                               66,700      4,263,464
                                                                   ------------
Electrical Equipment-3.2%
Cooper Industries, Ltd. Cl.A (Bermuda)                    44,200      2,936,648
General Electric Co.                                     423,200     14,223,752
Honeywell International, Inc.                            142,100      5,439,588
Hubbell, Inc. Cl.B                                        53,100      2,400,120
                                                                   ------------
                                                                     25,000,108
                                                                   ------------
Miscellaneous Capital Goods-1.1%
SPX Corp.                                                 67,800      3,087,612
Textron, Inc.                                             70,000      4,991,000
                                                                   ------------
                                                                      8,078,612
                                                                   ------------
                                                                     49,171,176
                                                                   ------------
Consumer Cyclicals-5.2%
Apparel Manufacturing-0.7%
Jones Apparel Group, Inc.                                114,500      3,226,610
V. F. Corp.                                               33,700      1,998,747
                                                                   ------------
                                                                      5,225,357
                                                                   ------------
Autos & Auto Parts-1.6%
American Axle & Manufacturing Holdings, Inc.              47,200      1,225,312

Autoliv, Inc. (Sweden)                                    58,900      2,621,050
BorgWarner, Inc.                                          39,500      2,309,170
Dana Corp.                                               119,700      1,611,162
Lear Corp.                                                44,600      1,681,420
Magna International, Inc. Cl.A (Canada)                   43,100      3,166,126
                                                                   ------------
                                                                     12,614,240
                                                                   ------------
Retailers-2.1%
Federated Department Stores, Inc.                          4,300        296,614
Limited Brands                                           188,900      4,152,022
Nordstrom, Inc.                                           55,200      1,853,616
Office Depot, Inc.(a)                                    220,300      6,609,000
Target Corp.                                              64,000      3,440,000
                                                                   ------------
                                                                     16,351,252
                                                                   ------------
Tires & Rubber Goods-0.1%
Cooper Tire & Rubber Co.                                  41,000        692,900
                                                                   ------------
Toys-0.2%
Mattel, Inc.                                              94,400      1,702,032
                                                                   ------------
Miscellaneous Consumer Cyclicals-0.5%
Newell Rubbermaid, Inc.                                  171,200      4,011,216
                                                                   ------------
                                                                     40,596,997
                                                                   ------------
Industrial Commodities-3.0%
Chemicals-1.1%
Du Pont E. I. de Nemours & Co.                            65,500      2,591,835
Eastman Chemical Co.                                      52,500      2,518,425
PPG Industries, Inc.                                      56,900      3,583,562
                                                                   ------------
                                                                      8,693,822
                                                                   ------------
Containers-0.1%
Owens-Illinois, Inc.(a)                                   29,100        750,780
                                                                   ------------
Paper-1.2%
Georgia-Pacific Corp.                                    124,300      3,988,787
Smurfit-Stone Container Corp.(a)                         191,800      2,117,472
Temple-Inland, Inc.                                       76,200      2,932,938
                                                                   ------------
                                                                      9,039,197
                                                                   ------------
Steel-0.6%
United States Steel Corp.                                106,400      4,460,288
                                                                   ------------
                                                                     22,944,087
                                                                   ------------
Services-2.0%
Railroads-2.0%
Burlington Northern Santa Fe Corp.                        99,625      5,282,118
CSX Corp.                                                107,100      4,704,903
Norfolk Southern Corp.                                   158,300      5,637,063
                                                                   ------------
                                                                     15,624,084
                                                                   ------------

Non-Financial-1.0%
Building Materials - Cement-1.0%
Martin Marietta Materials, Inc.                           41,975      3,035,632
Vulcan Materials Co.                                      63,500      4,562,475
                                                                   ------------
                                                                      7,598,107
                                                                   ------------
Total Common Stocks
(cost $654,572,195)                                                 762,667,012
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
SHORT-TERM INVESTMENT-2.3%
Time Deposit-2.3%
State Street Euro Dollar
2.85%, 9/01/05
(cost $18,220,000)                                      $ 18,220     18,220,000
                                                                   ------------
Total Investments-100.7%
(cost $672,792,195)                                                 780,887,012
Other assets less liabilities-(0.7%)                                 (5,789,974)

                                                                   ------------
Net Assets-100%                                                    $775,097,038
                                                                   ------------

(a)  Non-income producing security.

     Glossary:

     ADR-American Depositary Receipt.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)      Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 24, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: October 24, 2005